Variable Interest Entity (Details)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets
Cash and cash equivalents	$ 40,711,801		$ 37,119,195
Restricted cash	0		220,109
Prepaid taxes	1,177,989		1,046,667
Inventories, net	420,194		671,251
Advances to suppliers, net	7,054,987		6,854,461
Prepaid expenses and other receivables, net	463,974		45,467
Total Current Assets	86,198,453		81,900,747
Non-current assets
Property, plant and equipment, net	2,273,629		2,477,912
Manufacturing rebate receivable	5,815,305	¥ 37,542,315	5,755,237
Intangible assets, net	434,913		664,033
Total Assets	120,485,733		116,295,245
Current liabilities
Bank acceptance notes payable	0		1,753,109
Accounts payable	2,305,363		1,543,994
Customer deposits	6,167,807		3,183,088
Taxes payable	1,050,811		571,354
Due to related parties	2,194,460		2,019,087
Accrued liabilities and other payables	960,446		1,861,835
Total Current Liabilities	17,991,957		16,803,857
Total Liabilities	17,991,957		16,803,857
VIE
Current assets
Cash and cash equivalents	637,886		206,893
Restricted cash	0		220,109
Accounts receivable, net	16,618
Prepaid taxes	1,020,373		1,045,027
Inventories, net	344,402		301,607
Advances to suppliers, net	1,181,500		333,010
Prepaid expenses and other receivables, net	38,670		37,104
Total Current Assets	3,239,449		2,143,750
Non-current assets
Property, plant and equipment, net	1,076,846		1,157,803
Manufacturing rebate receivable	5,815,305		5,755,237
Intangible assets, net	234,157		462,279
Total Assets	10,365,757		9,519,069
Current liabilities
Bank acceptance notes payable	0		220,109
Accounts payable	1,191,763		1,207,623
Customer deposits	1,140,289		381,623
Taxes payable	0		369
Due to related parties	901,906		892,590
Accrued liabilities and other payables	324,691		350,928
Total Current Liabilities	3,558,649		3,053,242
Total Liabilities	$ 3,558,649		$ 3,053,242